As filed with the Securities and Exchange Commission on December 18, 2025

Registration No. 333-233170
811-22589
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 10
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 40
Principal National Life Insurance Company Variable Life Separate Account
(Exact Name of Registrant)
Principal National Life Insurance Company
(Name of Depositor)
Principal Financial Group, 711 High Street, Des Moines, Iowa 50392
(Address of Depositor's Principal Executive Offices)
(515) 246-5688
(Depositor's Telephone Number, including Area Code)
Kate F. Stecklein
Principal Life Insurance Company
Principal Financial Group
711 High Street, Des Moines, Iowa 50392-0300
(317) 874-3803
(Name and Address of Agent for Service)
Principal Executive Variable Universal Life III
(Title of Securities Being Registered)
Copy and correspondence to:
Ronald Coenen Jr.
Eversheds Sutherland (US) LLP
700 Sixth Street, NW, Suite 700
Washington, DC 20001-3980

Approximate Date of Proposed Public Offering: Continuously on and after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box)
    _____    immediately upon filing pursuant to paragraph (b)
    _XX__    on December 28, 2025 pursuant to paragraph (b)
    _____    60 days after filing pursuant to paragraph (a)(1)
    _____    on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act
If appropriate, check the following box:
    _____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
EXPLANATORY NOTE
Registrant is filing this post-effective amendment no. 10 (this “Amendment”) for the sole purpose of supplementing the prospectus, dated May 1, 2025, for the Principal Executive Variable Universal Life III policy. Parts A and B contained in post-effective amendment no. 8 to this registration statement (File No. 333-233170), filed on April 30, 2025, are incorporated herein by reference. The supplement to the prospectus dated July 11, 2025, filed on July 11, 2025, is also incorporated herein by reference. This Amendment does not amend Part A except as otherwise set forth in the prospectus supplement included herein. A new Part C is included as part of this Amendment.

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT

SUPPLEMENT DATED DECEMBER 28, 2025
TO THE PROSPECTUS DATED MAY 1, 2025 FOR
PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE III

This supplement updates information in the prospectus for Principal Executive Variable Universal Life III (the “Policy”) issued by Principal National Life Insurance Company through the Principal National Life Insurance Company Variable Life Separate Account. Retain this supplement with the prospectus.
This supplement provides new information about fees and charges applicable to Policies issued on or after March 2, 2026, and makes other changes to the prospectus. Each of the revisions to the prospectus, as set forth below, are effective as of March 2, 2026.
SUMMARY: FEE TABLES
•The table titled “Transaction Fees for Policy Dates on or after October 1, 2021” is re-titled “Transaction Fees for Policy Dates from October 1, 2021, through March 1, 2026”.
•The following new table describing transaction fees for Policy Dates on or after March 2, 2026, is added:

Transaction Fees for Policy Dates on or after March 2, 2026
Charge	When Charge is Deducted	Amount Deducted
Sales Charge(1)	upon receipt of premium
Maximum		6.75% of premium paid(2)
Current		3.25% of premium paid(2)
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year
Maximum		The lesser of $25.00 or 2% of the amount surrendered
Current		The lesser of $25.00 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer(3)	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Month
Maximum		$25 per unscheduled transfer
Current		None
Optional Insurance Benefits
Life Paid-Up Rider	on the date rider benefit begins
Maximum (if Policy is issued with the guideline premium/cash value corridor test)(4)		7.50% of Policy Value
Maximum (if the Policy is issued with the cash value accumulation test)(4)		13.50% of Policy Value
Current (if Policy is issued with the guideline premium/cash value corridor test)(4)		5.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)(4)		7.50% of Policy Value

(1)The sales charge varies over time and also varies with the existence of the Supplemental Benefit Rider, as described in CHARGES AND DEDUCTIONS - Premium Expense Charge.
(2)Premium paid up to Target Premium. The maximum sales charge on premium paid in excess of Target Premium is 3.00% for Policy Dates before October 1, 2021, 3.75% for Policy Dates from October 1, 2021 – March 1, 2026 and 6.75% for Policy Dates on or after March 2, 2026.
(3)In addition to the fees shown, additional transfer fees or restrictions may be imposed by federal regulators, state regulators and/or sponsors of the underlying mutual funds. See GENERAL DESCRIPTION OF THE POLICY.
(4)For more information regarding the guideline premium/cash value corridor test and the cash value accumulation test, see DEATH BENEFITS AND POLICY VALUES - IRS Definition of Life Insurance.
•The table titled “Periodic Charges Other Than Annual Underlying Mutual Fund Expenses For Policy Dates on or after October 1, 2021” is re-titled “Periodic Charges Other Than Annual Underlying Mutual Fund Expenses For Policy Dates from October 1, 2021, through March 1, 2026”.
•The following new table describing periodic charges for Policy Dates on or after March 2, 2026, is added:

Periodic Charges Other Than Annual Underlying Mutual Fund Expenses For Policy Dates on or after March 2, 2026
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33333 per $1,000 of Net Amount at Risk
Minimum		0.00585 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		0.01455 per $1,000 of Net Amount at Risk
Asset Based Charge for Base Face Amount(5) Policy without Enhanced Cash Surrender Value Rider	monthly
Maximum		0.90% of Division value per year
Current Charge		0.30% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.20 charge multiplier for 25% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current Charge		0.36% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.45 charge multiplier for 50% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.44% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.65 charge multiplier for 75% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.50% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.80 charge multiplier for 100% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.54% of Division value per year
Monthly Policy Issue Charge(1)	monthly
Policy without Supplemental Benefit Rider
Maximum		$1.08418 per $1,000 of Total Face Amount
Minimum		$0.05467 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		0.06000 per $1,000 of Total Face Amount
Policy with Supplemental Benefit Rider
Maximum		$1.08418 per $1,000 of Total Face Amount
Minimum		$0.00547 per $1,000 of Total Face Amount

Maximum Charge for Representative Insured(2)		$0.04800 per $1,000 of Total Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.0% of Loan Indebtedness per year(4)
Current		1.0% of Loan Indebtedness per year(4)
Optional Insurance Benefits
Supplemental Benefit Rider	monthly
Asset Based Charge for Supplement Benefit Rider Face Amount(5)

Policy without Enhanced Cash Surrender Value Rider
Maximum		0.90% of Division value per year
Current		0.15% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.20 charge multiplier for 25% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.18% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.45 charge multiplier for 50% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.22% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.65 charge multiplier for 75% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.25% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.80 charge multiplier for 100% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.27% of Division value per year
Cost of Supplemental Insurance Charge(1)
Maximum		$83.33333 per $1,000 of Net Amount at Risk
Minimum		$0.00374 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.00873 per $1,000 of Net Amount at Risk
(1)This charge varies based on individual characteristics, within the minimum and maximum shown. As a result, the current charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.
(2)Current charges reflect the charges in effect as of the date of this prospectus supplement for a Representative Insured, which is a 45 year-old male with a risk classification of preferred non-tobacco for Policy Year one.
(3)The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(4)This charge decreases after Policy Year ten.
(5)For Policies issued on or after March 2, 2026, if you elect the Enhanced Cash Surrender Value Rider, the current asset based charge(s) under your Policy will be increased by a designated multiplier, which varies based on the applicable Enhancement Factor option, subject to a maximum charge of 0.90% of Division value per year. The multiplier will be applied to the asset based charge for the proportionate Base Face Amount and, if elected, the Supplemental Benefit Rider. A higher Enhancement Factor will generally result in higher asset based charges compared to a lower Enhancement Factor. In no case will a multiplier result in a current asset-based charge greater than the maximum charge. There is no multiplier to the asset based charge(s) if the Enhanced Cash Surrender Value Rider has not been elected. For details, see CHARGES AND DEDUCTIONS – Monthly Policy Charge.
CORPORATE ORGANIZATION AND OPERATION

•Under The Fixed Account, the following text is deleted from the second bullet under the third paragraph: “(in states where approved; otherwise, we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date).”
CHARGES AND DEDUCTIONS
•Under the subsection Premium Expense Charge (Sales Charge and Taxes):
oThe table titled “Premium Expense Charge (as a % of Premium Paid) (Up to Target Premium) For Policy Dates on or after October 1, 2021*” is re-titled “Premium Expense Charge (as a % of Premium Paid) (Up to Target Premium) For Policy Dates from October 1, 2021, through March 1, 2026”.
oThe table titled “Premium Expense Charge (as a % of Premium Paid) (Over Target Premium) For Policy Dates on or after October 1, 2021*” is re-titled “Premium Expense Charge (as a % of Premium Paid) (Over Target Premium) For Policy Dates from October 1, 2021, through March 1, 2026”.
oAfter each of the above-referenced tables, the following text is deleted: “*In states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date.”
oThe following new tables for Policy Dates on or after March 2, 2026 are added:

Premium Expense Charge (as a % of Premium Paid) (Up to Target Premium) For Policy Dates on or after March 2, 2026
	Years since issue or Adjustment	Sales Charge	Federal, State and Local Taxes	Total
Current Charges(1)	all years	3.25%	3.25%	6.50%

Maximum Charges(2)	all years	6.75%	3.25%	10.00%
(1)    When the Supplemental Benefit Rider is elected, the year 2 Target Premium and applicable sales charge is calculated based upon the following three-tiered structure as follows (current sales charge noted):
•3.25% is charged up to the Target Premium that is proportionately lower with Supplemental Benefit Rider (SBR target) compared to a policy without this rider (full base).
•0.50% is charged between SBR target and the applicable full base policy Target Premium.
•0.25% is charged on the excess above the full base policy Target Premium.
(2)    When the Supplemental Benefit Rider is elected, the year 2 Target Premium and applicable sales charge is calculated based upon a three-tiered structure as follows (maximum sales charge noted):
•6.75% maximum is charged up to the Target Premium that is proportionately lower with Supplemental Benefit Rider (SBR target) compared to a policy without this rider (full base).
•6.75% maximum is charged between SBR target and the applicable full base policy Target Premium.
•6.75% maximum is charged on the excess above the full base policy Target Premium.

Premium Expense Charge (as a % of Premium Paid) (Over Target Premium) For Policy Dates on or after March 2, 2026
	Years since issue or Adjustment	Sales Charge	Federal, State and Local Taxes	Total
Maximum Charges	all years	6.75%	3.25%	10.00%
•Under the subsection Monthly Policy Charge:
oThe first paragraph under Cost of Insurance Charge is replaced with the following:
This charge compensates us for providing insurance protection under the Policy. We base this charge on several factors including, but not limited to, (i) the Insured’s gender (if applicable), issue age, tobacco status, and risk classification, and (ii) our expectations of future investment earnings, expenses, state and federal taxes, mortality and persistency experience, market conditions, and revenue for profit. The monthly cost of insurance rate for Policy Dates before March 2, 2026, ranges from a minimum of $0.00167 per $1,000 Net Amount at Risk to a maximum of $83.33333 per $1,000 Net Amount at Risk. The monthly cost of insurance rate for Policy Dates on or after March 2, 2026, ranges from a minimum of $0.00585 per $1,000 Net Amount at Risk to a maximum of $83.33333 per $1,000 Net Amount at Risk.
oThe last sentence under Asset Based Charge is replaced with the following:
For Policy Dates from October 1, 2021 through March 1, 2026, the asset based charge is 0.35% of Division value in all years.
For Policy Dates on or after March 2, 2026, the asset based charge is proportioned as follows according to the percentage of Base Face Amount and, if elected, the Supplemental Benefit Rider:
•Asset based charge for the Base Face Amount:
•Maximum: 0.90% of Division value per year
•Current: 0.30% of Division value per year (before multiplier for the Enhanced Cash Surrender Value Rider, if elected)
•Asset based charge for the Supplemental Benefit Rider
•Maximum: 0.90% of Division value per year
•Current: 0.15% of Division value per year (before multiplier for the Enhanced Cash Surrender Value Rider, if elected)
If the Enhanced Cash Surrender Value Rider has been elected, the current asset based charge(s) under the Policy will be increased, subject to the maximum charge of 0.90%, by a multiplier based on the applicable Enhancement Factor option, as follows:

Enhancement Factor option	multiplier
25%	1.20
50%	1.45
75%	1.65
100%	1.80
A higher Enhancement Factor will generally result in higher asset based charges compared to a lower Enhancement Factor. In no case will a multiplier result in a current asset-based charge greater than the maximum charge. See SUMMARY: FEE TABLES for the asset based charges after application of the Enhancement Factor option multipliers.
oThe following text is deleted from under Monthly Policy Charge: “(in states where approved, otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date)”.
DEATH BENEFITS AND POLICY VALUES
•Under Death Benefit Options, in the last paragraph of the example, the following text is deleted: “(in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date)”.
•Under IRS Definition of Life Insurance, after the second table, the following text is deleted: “(in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date)”.
OPTIONAL BENEFITS UNDER THE POLICY
•In the benefit table, the rows for the Enhanced Cash Surrender Value Rider and Supplemental Benefit Rider are replaced with the following:

Optional Benefit/Rider	Purpose	Standard/ Optional	Charge	Other Restrictions/Limitations
Enhanced Cash Surrender Value Rider	If you surrender a Policy in full, we will pay an amount in addition to the Net Policy Value	Optional
Yes. There is no initial cost to purchase the Enhanced Cash Surrender Value Rider. However, Your Policy Value will be impacted if a higher current asset based charge is deducted from your Policy Value.

Underwriting guidelines and plan premium levels determine availability to select the enhanced cash surrender options. Contact your registered representative for more information.
Election will generally result in higher asset based charges.

Supplemental Benefit Rider	Provides additional insurance (Total Face Amount) at a reduced cost	Optional	Yes
Our approval, under our then current underwriting guidelines, is required to add this rider. The supplemental cost of insurance rate applies. For Policy Dates on or after March 2, 2026, Supplemental Benefit Rider asset based charges also apply.

•Under the subsection Enhanced Cash Surrender Value Rider, the last three paragraphs (including the Additional Amount table) are replaced with the following:
The Enhanced Cash Surrender Value Rider benefit is equal to the additional amount shown in the applicable table below, multiplied by the Enhancement Factor. There are four Enhancement Factor options available - 25%, 50%, 75%, or 100%. Underwriting guidelines and plan premium levels determine availability to select these options. Higher Enhancement Factors are available for relatively larger plan premium levels. Contact your registered representative for more information.

For Policy Dates before March 2, 2026*

Policy Year of Surrender	Additional Amount
1	8.15% of premium received since issue less partial surrenders
2	9.50% of premium received since issue less partial surrenders
3	9.40% of premium received since issue less partial surrenders
4	9.00% of premium received since issue less partial surrenders
5	8.40% of premium received since issue less partial surrenders
6	7.50% of premium received since issue less partial surrenders
7	6.50% of premium received since issue less partial surrenders
8	5.50% of premium received since issue less partial surrenders
9	4.75% of premium received since issue less partial surrenders
10	4.00% of premium received since issue less partial surrenders
11	3.00% of premium received since issue less partial surrenders
12	2.00% of premium received since issue less partial surrenders
13	0.90% of premium received since issue less partial surrenders
14+	0.00% of premium received since issue less partial surrenders
*There is no initial cost to purchase this rider, however, your Policy Value will be impacted because a higher current asset based charge will be deducted from your Policy Value with 100% Enhancement Factor as compared to a Policy issued without this rider. This higher current asset based charge will continue even if this rider terminates.

For Policy Dates on or after March 2, 2026**

Policy Year of Surrender	Additional Amount
1	8.00% of premium received since issue less partial surrenders
2	7.20% of premium received since issue less partial surrenders
3	6.50% of premium received since issue less partial surrenders
4	5.75% of premium received since issue less partial surrenders
5	5.10% of premium received since issue less partial surrenders
6	4.50% of premium received since issue less partial surrenders
7	3.90% of premium received since issue less partial surrenders
8	2.95% of premium received since issue less partial surrenders
9	1.90% of premium received since issue less partial surrenders
10	0.90% of premium received since issue less partial surrenders
11	0.00% of premium received since issue less partial surrenders
12	0.00% of premium received since issue less partial surrenders
13	0.00% of premium received since issue less partial surrenders
14+	0.00% of premium received since issue less partial surrenders
**There is no initial cost to purchase this rider, however, the current asset based charge(s) under the Policy will be increased, subject to a maximum charge of 0.90% of Division value per year, based on a designated multiplier, which varies based on the applicable Enhancement Factor option. The multiplier will be applied to the asset based charge for the proportionate Base Face Amount and, if elected, the Supplemental Benefit Rider. The higher current asset based charge(s) will continue even if this rider terminates.
See SUMMARY: FEE TABLES and CHARGES AND DEDUCTIONS for additional information about asset based charges under the Policy
•Under Supplemental Benefit Rider, theal second paragraph is replaced with the following:
There is a supplemental cost of insurance charge for the Net Amount at Risk provided by this rider. The supplemental cost of insurance rate varies depending upon the Insured’s gender, issue age, duration since issue and

Adjustment, tobacco status, and risk classification, and is determined based on, without limitation, our expectations as to our future earnings, expenses, state and federal taxes, mortality and persistency experience, market conditions, and revenue for profit. For Policy Dates before March 2, 2026, the supplemental cost of insurance rate ranges from a maximum of $83.33333 per $1,000 Net Amount at Risk to $0.00062 per $1,000 Net Amount at Risk. For Policy Dates on or after March 2, 2026, the supplemental cost of insurance rate ranges from a maximum of $83.33333 per $1,000 Net Amount at Risk to $0.00374 per $1,000 Net Amount at Risk.
In addition to the supplemental cost of insurance charge, for Policy Dates on or after March 2, 2026, there is an additional asset based charge for the Supplemental Benefit Rider. The maximum asset based charge for the Supplemental Benefit Rider with or without the Enhanced Cash Surrender Value Rider will always be 0.90% of the Division value per year. The current asset-based charge will be increased by a multiplier if the Enhancement Cash Surrender Value Rider has been elected, depending on the applicable Enhancement Factor option and subject to the maximum charge. See SUMMARY: FEE TABLES and CHARGES AND DEDUCTIONS for additional information about asset based charges under the Policy.
LOANS
•Under Policy Loans, in the sixth bullet point, the following text is deleted: “(in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date)”.
•Under Loan Account, in the second bullet point, the following text is deleted: “(in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date)”.

Part C
Other Information
Item 30. Exhibits
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Resolution of Board of Directors of the Depositor (Incorporated by Reference from Exhibit (a) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(b)	Custodian Agreement - N/A

(c)	Underwriting Contracts

	(1)	Distribution Agreement dated February 1, 2009 (Incorporated by Reference from Exhibit (c1) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)
(2)
Broker Dealer Marketing and Servicing Agreement for Variable Life Policies - Incorporated by Reference from Exhibit (c2) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

	(3)	Registered Representative Agreement - Incorporated by Reference from Exhibit (c3) to Registrant's Filing on Form N-6 on 08/02/2019 (Accession No. 0001526622-19-000018)

(d)	Contracts

	(d1)	Form of Variable Life Contract (Filed as Exhibit (D1) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d2)	Form of Change of Insured Rider (Filed as Exhibit (D2) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d3)	Form of Death Benefit Guarantee Rider (Filed as Exhibit (D3) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d4)	Form of Enhanced Cash Surrender Value Rider (Filed as Exhibit (D4) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d5)	Form of Supplemental Benefit Rider (Filed as Exhibit (D5) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d6)	Form of Life Paid-up Rider (Filed as Exhibit (D6) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d7)	Form of Aviation Exclusion Rider (Filed as Exhibit (D7) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(d8)	Form of Hazardous Sports Exclusion Rider (Filed as Exhibit (D8) on 08/09/2019)(Accession No. 0001526622-19-000022)

(e)	Applications

	(e1)	Form of Life Insurance Application (Filed as Exhibit (E1) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(e2)	Form of Guaranteed/Simplified Issue Life Insurance Application (Filed as Exhibit (E2) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(e3)	Form of Multi-Life Guaranteed Issue Life Insurance Application (Filed as Exhibit (E3) on 08/09/2019)(Accession No. 0001526622-19-000022)

	(e4)	Form of Supplemental Application (Filed as Exhibit (E4) on 08/09/2019)(Accession No. 0001526622-19-000022)

(f)	Depositor's Certificate of Incorporation and By-laws

	(1)	Articles of Incorporation of the Depositor (Incorporated by Reference from Exhibit (f1) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)
(2)
Bylaws of Depositor (Incorporated by Reference from Bylaws of Depositor (Incorporated by Reference from Exhibit (f2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511) Exhibit (f2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(g)	Reinsurance Contracts - Incorporated by Reference from Exhibit (g) to Registrant's Filing on Form N-6 on 10/19/2011 (Accession No. 0000898745-11-000724)

(h)	Participation Agreements

1. AllianceBernstein
	(a)	Participation Agreement dated December 15, 2014 (Filed as Exhibit (h)(1)(a) on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment to Participation Agreement dated January 1, 2008 (Incorporated by Reference From Exhibit (h)(1)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(c)	Administrative Services Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(c) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
	(d)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(1)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(e)	Amendment 2 to Participation Agreement dated May 1, 2011 (Filed as Exhibit (h)(1)(e) on 12/09/2011)(Accession No. 0000898745-11-000809)
	(f)	Amendment 3 to Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(1)(f) on 12/09/2011)(Accession No. 0000898745-11-000809)
	(g)	Amendment 1 to Administrative Services Agreement dated November 1, 2011 (Filed as Exhibit (h)(1)(g) on 12/09/2011)(Accession No. 0000898745-11-000809)
	(h)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(1)(h) on 12/09/2011)(Accession No. 0000898745-11-000809)

2. American Century
	(a)	Shareholder Services Agreement dated March 18, 1999 (Incorporated by Reference From Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference From Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(c)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(d)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference From Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference From Exhibit (h)(2)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(2)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Filed as Exhibit (h)(2)(g) on 12/09/2011)(Accession No. 0000898745-11-000809)
	(h)	Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Filed as Exhibit (h)(2)(h) on 12/09/2011)(Accession No. 0000898745-11-000809)
	(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(2)(i) on 12/09/2011)(Accession No. 0000898745-11-000809)
	(j)	Amendment 7 to Shareholder Services Agreement dated March 20, 2014 (Filed as Exhibit (h)2(j) on 04/28/2014 (Accession No. 0001526622-14-000005)

3. American Funds
	(a)	Fund Participation and Service Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(a) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(b)	Rule 22c-2 Agreement dated May 19, 2014 -- Filed as exhibit 99.h03(b) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(c)	Business Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(c) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(d)	Form of First Amendment To Fund Participation and Service Agreement -- Filed as exhibit 99.h03(d) on 04/27/2015 (Accession No. 0001526622-15-000016)

4. Calvert Variable Series, Inc.
	(a)	Consolidated Fund Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(3)(a) on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Amendment to Consolidated Fund Participation Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(b) on 04/27/2015 (Accession No. 0001526622-15-000016)
	(c)	Consolidated Administrative Services Agreement dated November 1, 2011 (Filed as Exhibit (h)(3)(b) on 12/09/2011)(Accession No. 0000898745-11-000809)

(d)	Amendment to Consolidated Services Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(d) on 04/27/2015 (Accession No. 0001526622-15-000016)
(e)	Rule 22c-2 Agreement (PLIC) dated March 29, 2007 -- Filed as exhibit 99.h04(e) on 04/27/2015 (Accession No. 0001526622-15-000016)
(f)	Rule 22c-2 Agreement (Princor) dated April 10, 2007 -- Filed as exhibit 99.h04(f) on 04/27/2015 (Accession No. 0001526622-15-000016)

5. ClearBridge (Legg Mason)
(a)	Participation Agreement dated April 26, 2013 (Filed as Exhibit (h)5(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)	Administrative Services Agreement dated April 26, 2013 (Filed as Exhibit (h)5(b) on 04/25/2014 (Accession No. 0000812797-14-000019)

6. Delaware Distributors
(a)	Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(4)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(b)	Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(4)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

7. Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(c)	Amendment 2 to Participation Agreement dated April 15, 2011 (Filed as Exhibit (h)7(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 to Participation Agreement dated April 25, 2012 (Filed as Exhibit (h)7(i) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(g)	Amendment 2 to Administrative Services Agreement dated April 25, 2012 (Filed as Exhibit (h)7(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(i)	12b-1 Letter Agreement for Service Class Shares dated March 26, 2002 -- Filed as exhibit 99.h07(i) on 04/27/2015 (Accession No. 0001526622-15-000016)
(j)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(k)	Amendment 2 to 12b-1 Letter Agreement dated April 25, 2012 (Filed as Exhibit (h)7(h) on 04/25/2014 (Accession No. 0000812797-14-000019)
(l)	Rule 22c-2 (Supplemental) Agreement dated April 16, 2007 -- Filed as exhibit 99.h07(l) on 04/27/2015 (Accession No. 0001526622-15-000016)

8. DWS
(a)
Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896)(Accession No. 0000950137-08-008766)

(b)
Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(10) to the Form N-6 Filed on 04/27/2011 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-65690 (Accession No. 0000898745-11-000198)

(c)	Amendment 2 to Participation Agreement dated May 1, 2011 (Filed as Exhibit (h)7(c) on 04/28/2014 (Accession No. 0001526622-14-000005)

(d)	Amendment 3 to Participation Agreement dated December 18, 2012 (Filed as Exhibit (h)7(d) on 04/28/2014 (Accession No. 0001526622-14-000005)
(e)	Amendment 4 to Participation Agreement dated April 10, 2013 (Filed as Exhibit (h)7(e) on 04/28/2014 (Accession No. 0001526622-14-000005)

9. Fidelity Distributors Corporation
(a)	Participation Agreement dated December 2, 2011 (Incorporated by Reference From Exhibit (h)(5)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(b)	Amendment 1 to Participation Agreement dated December 2, 2011 (Incorporated by Reference From Exhibit (h)(5)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(c)	Amendment to Participation Agreement dated October 15, 2019 - Filed as Exhibit 99.(h)9(c) on 04/28/2020 (Accession No. 0001526622-20-000017)

10. Franklin Templeton
(a)
Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896) (Accession No. 0000950137-08-008766)

(b)	Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Filed as Exhibit (h)(7)(b) on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Filed as Exhibit (h)(7)(c) on 10/19/2011)(Accession No. 0000898745-11-000724)
(d)	Participation Agreement Addendum dated May 1, 2011 (Filed as Exhibit (h)(7)(e) on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)	Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(7)(d) on 10/19/2011)(Accession No. 0000898745-11-000724)
(f)	Amendment 4 to Amended and Restated Participation Agreement dated September 16, 2013 (Filed as Exhibit (h)10(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(g)	Amendment 5 to Amended and Restated Participation Agreement dated May 1, 2014 -- Filed as exhibit 99.h10(g) on 04/27/2015 (Accession No. 0001526622-15-000016)
(h)	Amendment 6 to Amended and Restated Participation Agreement dated September 16, 2014 -- Filed as exhibit 99.h10(h) on 04/27/2015 (Accession No. 0001526622-15-000016)
(i)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)	Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Filed as Exhibit (h)(7)(g) on 10/19/2011)(Accession No. 0000898745-11-000724)
(k)	Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Filed as Exhibit (h)(7)(h) on 10/19/2011)(Accession No. 0000898745-11-000724)
(l)	Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Filed as Exhibit (h)(7)(i) on 10/19/2011)(Accession No. 0000898745-11-000724)
(m)	Amendment 4 to Administrative Services Agreement dated May 24, 2013 -- Filed as Exhibit 99.h10(m) on 04/27/2015 (Accession No. 0001526622-15-000016)
(n)	Amendment 5 to Administrative Services Agreement dated May 1, 2014 - Filed as Exhibit 99(h)(10)(n) on 04/27/2017 (Accession No. 0001526622-15-000011)
(o)	Amendment 6 to Administrative Services Agreement dated August 30, 2016 - Filed as Exhibit 99(h)(10)(o) on 04/27/2017 (Accession No. 0001526622-15-000011)
(p)
Shareholder Information Agreement dated April 16, 2007 (Filed as Exhibit (h)(7)(a) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896)(Accession No. 0000950137-08-008766)

(q)	Amendment to Shareholder Information Agreement (22c-2) dated April 2015 -- Filed as exhibit 99.h10(o) on 04/27/2015 (Accession No. 0001526622-15-000016)
(r)	Amendment to Participation Agreement Addendum dated March 31, 2015 -- Filed as exhibit 99.h10(p) on 04/27/2015 (Accession No. 0001526622-15-000016)

11. Invesco (formerly AIM Advisors, Inc.)
(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference From Exhibit (h)(8)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment to Participation Agreement dated April 1, 2001 (Incorporated by Reference From Exhibit (h)(8)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Amendment 2 to Participation Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(8)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference From Exhibit (h)(8)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference From Exhibit (h)(8)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference From Exhibit (h)(1)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference From Exhibit (h)(8)(g) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference From Exhibit (h)(8)(h) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference From Exhibit (h)(8)(i) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(j)	Amendment 9 to Participation Agreement dated April 30, 2010 (Filed as Exhibit (h)(8)(j) on 10/19/2011)(Accession No. 0000898745-11-000724)
(k)	Amendment 10 to Participation Agreement dated April 1, 2011 (Filed as Exhibit (h)(8)(k) on 10/19/2011)(Accession No. 0000898745-11-000724)
(l)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference From Exhibit (h)(8)(l) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(m)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(8)(m) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(n)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference From Exhibit (h)(8)(n) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(o)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference From Exhibit (h)(8)(o) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(p)	Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(7)(p) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(q)	Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Filed as Exhibit (h)(7)(q) on 12/09/2011)(Accession No. 0000898745-11-000809)
(r)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(7)(r) on 12/09/2011)(Accession No. 0000898745-11-000809)

12. Janus
(a)	Fund Participation Agreement dated August 28, 2000 (Filed as Exhibit (h)(9)(a) on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 2 to Participation Agreement October 16, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 4 to Participation Agreement dated September 3, 2002 (Filed as Exhibit (h)(9)(e) on 10/19/2011)(Accession No. 0000898745-11-000724)
(f)	Amendment 5 to Participation Agreement dated January 8, 2003 (Filed as Exhibit (h)(9)(f) on 10/19/2011)(Accession No. 0000898745-11-000724)
(g)	Amendment 6 to Participation Agreement dated August 20, 2007 (Filed as Exhibit (h)(9)(g) on 10/19/2011)(Accession No. 0000898745-11-000724)
(h)	Amendment 7 to Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(8)(k) on 12/09/2011)(Accession No. 0000898745-11-000809)
(i)	Amendment 8 to Participation Agreement dated February 24, 2012 (Filed as Exhibit (h)13(o) on 04/25/2014 (Accession No. 0000812797-14-000019)
(j)	Amendment to Participation Agreement dated October 15, 2019 - Filed as Exhibit 99.(h)12(j) on 04/28/2020 (Accession No. 0001526622-20-000017)
(k)
Distribution & Shareholder Services Agreement (Service Shares) dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(l)	Acceptance Letter of New Distribution and Shareholder Services Agreement dated October 19, 2001 -- Filed as exhibit 99.h12(k) on 04/27/2015 (Accession No. 0001526622-15-000016)
(m)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(l) to the Form N-6 filed on 12/09/2011)(Accession No. 0000898745-11-000809)

(n)
Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference from Exhibit (h)(8) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896)(Accession No. 0000950137-08-008766)

(o)	Administrative Services Letter Agreement dated May 6, 2008 -- Filed as exhibit 99.h12(n) on 04/27/2015 (Accession No. 0001526622-15-000016)
(p)	Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Filed as Exhibit (h)(8)(m) on 12/09/2011)(Accession No. 0000898745-11-000809)
(q)
Supplemental Agreement dated April 12, 2007 to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements Letter dated August 14, 2006 -- Filed as exhibit 99.h12(p) on 04/27/2015 (Accession No. 0001526622-15-000016)

(r)	Amendment to Administrative Services Letter Agreement dated October 15, 2019 - Filed as Exhibit 99.(h)12(r) on 04/28/2020 (Accession No. 0001526622-20-000017)
(s)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)(9)(j) on 10/19/2011)(Accession No. 0000898745-11-000724)
(t)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(8)(n) on 12/09/2011)(Accession No. 0000898745-11-000809)
(u)	Letter regarding Handling of Mutual Fund Orders dated May 20, 2005 -- Filed as exhibit 99.h12(s) on 04/27/2015 (Accession No. 0001526622-15-000016)

13. Lincoln
(a)	Participation Agreement with Lincoln Variable Insurance Products Trust dated April 26, 2021 - Filed on 04/30/2024 (Accession No. 0001526622-24-000021)
(b)	Amendment to Participation Agreement with Lincoln Variable Insurance Products Trust dated May 1, 2023 - Filed on 04/30/2024 (Accession No. 0001526622-24-000021)
(c)	Amendment to Participation Agreement with Lincoln Variable Insurance Products Trust dated April 29, 2024 - Filed on 04/30/2024 (Accession No. 0001526622-24-000021)
(d)	Distribution Services Agreement with Lincoln Financial Distributors, Inc. dated April 26, 2021 - Filed on 04/30/2024 (Accession No. 0001526622-24-000021)
(e)	Amendment to Distribution Services Agreement with Lincoln Financial Distributors, Inc. dated April 29, 2024 - Filed on 04/30/2024 (Accession No. 0001526622-24-000021)
(f)	Administrative Services Agreement with Lincoln Financial Investments Corporation dated May 1, 2023 - Filed on 04/30/2024 (Accession No. 0001526622-24-000021)
(g)	Amendment to Administrative Services Agreement with Lincoln Financial Investments Corporation dated April 29, 2024 - Filed on 04/30/2024 (Accession No. 0001526622-24-000021)
14. Lord Abbett
(a)	Participation Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(a) on 04/27/2017 (Accession No. 0001526622-17-000011)
(b)	Administrative Service Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(b) on 04/27/2017 (Accession No. 0001526622-17-000011)
(c)	Service Agreement Letter dated May 1, 2016 -- Filed as Exhibit 99(h)13(c) on 04/26/2017 (Accession No. 0001526622-15-000016)
(d)	Support Payment Agreement dated May 1, 2016 -- Filed as Exhibit 99(h)13(d) on 04/27/2017 (Accession No. 0001526622-17-000011)

15. MFS
(a)	Amended and Restated Participation Agreement dated May 1, 2013 -- Filed as Exhibit (h)12(a) on 04/28/2014 (Accession No. 0001526622-14-000005)
(b)	Amended and Restated Fund/Serv Supplement dated May 1, 2013 -- Filed as Exhibit (h)12(b) on 04/28/2014 (Accession No. 0001526622-14-000005)
(c)	Amended and Restated Administrative Services Letter dated April 1, 2016 -- Filed as exhibit 99.h.14(c) on 02/21/2017 (Accession No. 0000812797-17-000003)
(d)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)(10)(m) on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(9)(n) on 12/09/2011)(Accession No. 0000898745-11-000809)

16. Neuberger Berman Advisors
(a)	Participation Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(11)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(b)	Amendment 1 to Participation Agreement dated September 3, 2002 (Incorporated by Reference From Exhibit (h)(11)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Amendment 2 to Participation Agreement dated January 6, 2003 (Incorporated by Reference From Exhibit (h)(11)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(d)	Amendment 3 to Participation Agreement dated September 15, 2004 (Incorporated by Reference From Exhibit (h)(11)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Distribution and Administrative Services Agreement dated September 15, 2004 (Incorporated by Reference From Exhibit (h)(11)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(f)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(11)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(g)	Amendment 4 to Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(10)(g) on 12/09/2011)(Accession No. 0000898745-11-000809)
(h)	Amendment 1 to Distribution and Administrative Services Agreement dated November 1, 2011(Filed as Exhibit (h)(10)(h) on 12/09/2011)(Accession No. 0000898745-11-000809)
(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(10)(i) on 12/09/2011)(Accession No. 0000898745-11-000809)

17. Oppenheimer
(a)	Participation Agreement dated December 21, 2007 (Incorporated by Reference From Exhibit (h)(11)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(b)	Amendment 1 to Participation Agreement dated November 9, 2011 (Filed as Exhibit (h)(11)(b) on 12/09/2011)(Accession No. 0000898745-11-000809)
(c)	Administrative Services Letter Agreement dated December 21, 2007 (Filed as Exhibit (h)(11)(c) on 12/09/2011)(Accession No. 0000898745-11-000809)
(d)	Amendment 1 to Administrative Services Letter Agreement dated November 9, 2011 (Filed as Exhibit (h)(11)(d) on 12/09/2011)(Accession No. 0000898745-11-000809)

18. PIMCO
(a)
Participation Agreement dated March 9, 2009 (Filed as Exhibit (h)16(a) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

(b)
Novation and Amendment dated October 22, 2010 (Filed as Exhibit (h)16(b) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

(c)	Novation 1 dated October 22, 2010 (Filed as Exhibit (h)16(c) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)
(d)	Novation 2 dated October 22, 2010 (Filed as Exhibit (h)16(d) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)
(e)
Administrative Services Agreement (PIMCO Services) dated March 9, 2009 (Filed as Exhibit (h)16(e) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

(f)
Administrative Services Agreement (PIMCO Trust) dated March 9, 2009 (Filed as Exhibit (h)16(f) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

(g)
Assignment and Amendment to Services Agreement dated March 29, 2012 (Filed as Exhibit (h)16(g) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

(h)
Instrument of Accession and Amendment dated August, 29, 2012 (Filed as Exhibit (h)16(h) to Form N-6 filed by Principal Life Insurance Company Variable Life Separate Account on 04/30/2014) (Accession No. 0000812797-14-000039)

19. Principal Variable Contracts Funds, Inc.
(a)	Participation Agreement dated January 5, 2007 (Filed as Exhibit (h)19(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)	Amendment 1 to Participation Agreement dated June 1, 2007 (Filed as Exhibit (h)(12)(b) on 12/09/2011)(Accession No. 0000898745-11-000809)
(c)	Amendment 2 to Participation Agreement dated January 1, 2010 (Filed as Exhibit (h)19(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 (letter) to Participation Agreement dated June 17, 2010 -- Filed as exhibit 99.h16(d) on 04/27/2015 (Accession No. 0001526622-15-000016)
(e)	Amendment 4 to Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(12)(d) on 12/09/2011)(Accession No. 0000898745-11-000809)

(f)	Amendment 5 to Participation Agreement dated February 9, 2015 -- Filed as exhibit 99.h16(f) on 04/27/2015 (Accession No. 0001526622-15-000016)
(g)	Amendment 6 to Participation Agreement dated August 10, 2016 -- Filed as Exhibit 99(h)17(g) on 04/27/2017 (Accession No. 0001526622-17-000011)
(h)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)19(f) on 04/25/2014 (Accession No. 0000812797-14-000019)
(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Filed as Exhibit (h)(1)(g) on 12/09/2011)(Accession No. 0000898745-11-000809)
(j)	Rule 12b-1 Letter Agreement dated December 30, 2009 (Filed as Exhibit (h)19(e) on 04/25/2014 (Accession No. 0000812797-14-000019)
(k)	Amendment 12b-1 Letter Agreement dated November 9, 2011 -- Filed as exhibit 99.h16(j) on 04/27/2015 (Accession No. 0001526622-15-000016)

20. Putnam
(a)	Marketing and Administrative Servicing Agreement dated April 1, 2011 (Filed as Exhibit (h)(14)(a) on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Filed as Exhibit (h)(13)(b) on 12/09/2011)(Accession No. 0000898745-11-000809)
(c)	Amendment 2 to Marketing and Administrative Servicing Agreement dated December 1, 2011 -- Filed as exhibit 99.h17(c) on 04/27/2015 (Accession No. 0001526622-15-000016)
(d)	Amendment 3 to Marketing and Administrative Servicing Agreement dated March 2, 2021 - Filed as Ex 99(h)19(d) on 04/29/2021 (Accession No. 0001526622-21-000028)
(e)	Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(13)(c) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(f)	Amendment 1 to Participation Agreement dated March 2, 2021 - Filed as Ex 99(h)19(f) on 04/29/2021 (Accession No. 0001526622-21-000028)
(g)	Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(13)(d) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(j)	Amendment 3 to Participation Agreement dated July 31, 2023 - Filed on 04/30/2024 (Accession No. 0001526622-24-000021)
21. TOPS (Northern Lights)
(a)	Participation Agreement dated May 1, 2012 (Filed as Exhibit (h)17(a) on 04/28/2014 (Accession No. 0001526622-14-000005)

22. Van Eck
(a)	Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(b)	Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)	Amendment 2 to Administrative Services Agreement dated May 1, 2011 (Filed as Exhibit (h)(15)(c) on 10/19/2011)(Accession No. 0000898745-11-000724)
(d)	Participation Agreement dated November 28, 2007 (Filed as Exhibit (h)(15)(d) on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)	Amendment 1 to Participation Agreement dated April 24, 2009 (Filed as Exhibit (h)(15)(e) on 10/19/2011)(Accession No. 0000898745-11-000724)
(f)	Amendment 2 to Participation Agreement dated November 1, 2011 (Filed as Exhibit (h)(14)(f) on 12/09/2011)(Accession No. 0000898745-11-000809)
(g)	Amendment 4 to Participation Agreement dated May 10, 2022
(h)	Amendment 3 to Service Agreement dated November 1, 2011 (Filed as Exhibit (h)(14)(g) on 12/09/2011)(Accession No. 0000898745-11-000809)
(i)	Amendment 4 to Service Agreement dated as of May 1, 2012 (Filed as Exhibit (h)18(j) on 04/28/2014 (Accession No. 0001526622-14-000005)
(j)	Amendment 5 to Service Agreement dated May 1, 2017 (Filed as Exhibit (h)20(k) on 04/26/2019 (Accession No. 0001526622-19-000011)
(k)	Amendment 6 to Service Agreement dated October 15, 2019 - Filed as Exhibit 99.(h)21(j) on 04/28/2020 (Accession No. 0001526622-20-000017)
(l)	Amendment 7 to Service Agreement dated May 10, 2022
(m)	Shareholder Information Agreement dated November 28, 2007 (Filed as Exhibit (h)(14)(h) on 12/09/2011)(Accession No. 0000898745-11-000809)

(n) Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Filed as Exhibit (h)(14)(i) on 12/09/2011)(Accession No. 0000898745-11-000809)

23. Vanguard
(a)
Participation Agreement dated April 30, 2002 (Filed as Exhibit (h54) to Form N-6 filed 4/27/2011 by Principal Life Insurance Company Variable Life Separate Account) (Accession No. 0000898745-11-000207)

(b)
Amendment to Participation Agreement dated September 3, 2002 (Filed as Exhibit (h54) to to Form N-6 filed 4/27/2011 by Principal Life Insurance Company Variable Life Separate Account)(Accession No. 0000898745-11-000207)

(c)
Amendment 1 to Participation Agreement dated January 8, 2003 (Filed as Exhibit (h54) to to Form N-6 filed 4/27/2011 by Principal Life Insurance Company Variable Life Separate Account)(Accession No. 0000898745-11-000207)

(d) Amendment 2 to Participation Agreement dated April 15, 2007 (Filed as Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
(e)
Amendment 3 to Participation Agreement dated September 11, 2007 (Filed as Exhibit (h54) to Form N-6 filed 4/27/2011 by Principal Life Insurance Company Variable Life Separate Account)(Accession No. 0000898745-11-000207)

(f)
Amendment 4 to Participation Agreement dated April 24, 2012 (Filed as Exhibit (h)21(f) to Form N-6 filed 4/30/2014 by Principal Life Insurance Company Variable Life Separate Account (Accession No. 0000812797-14-000039)

24. Wanger International
(a) Wanger Advisors Trust Participation Agreement dated April 28, 2015 -- Filed as Exhibit (h)20(a) on 04/25/2016 (Accession No. 0001526622-16-000033)
(b) Services Agreement dated May 1, 2015 -- Filed as Exhibit (h)20(b) on 04/25/2016 (Accession No. 0001526622-16-000033)

(i)	Administration Contracts
1.
Services Agreement between Principal Life Insurance Company and Principal National Life Insurance Company effective as of February 20, 2008 (Incorporated by Reference from Exhibit (i1) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

(j)	Other Material Contracts - N/A

(k)	Legal Opinion - Filed as Exhibit 99(K) on October 25, 2019 (Accession No. 000152662-19-000038)

(l)	Actuarial Opinion - N/A

(m)	Calculations - N/A

(n)	Other Opinions
(1) Consent of Ernst & Young LLP *
(2) Powers of Attorney - N/A

(o)	Financial Statements - N/A

(p)	Initial Capital Agreements - N/A

(q)	Redeemability Exemption - Filed as Exhibit 99.(q) on 04/28/2020 (Accession No. 0001526622-20-000017)

(r)	Form of Initial Summary Prospectus*

** To be filed by amendment
Item 31. Officers and Directors of the Depositor
Principal National Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:

Name and Principal Business Address	Positions and Offices
Amy C. Friedrich Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, President - Benefits & Protection
Kenneth A. McCullum Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Executive Vice President/Chief Risk Officer & General Account
Joel M. Pitz Principal Financial Group, Inc., Des Moines, IA 50392	Principal National Life: Director, Executive Vice President/Chief Financial Officer
Srinivas D. Reddy Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Senior Vice President - Retirement and Income Solutions
Nathan P. Schelhaas Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, President
EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
Christopher Agbe-Davies (1)	Secretary
Kamal Bhatia (1)	President and Chief Executive Officer - Principal Asset Management
Lisa M. Coulson(1)	Senior Vice President and Chief Human Resources Officer
Elizabeth K. Dietrich (1)	Vice President and Chief Actuary
George Djurasovic(1)	Interim General Counsel
Christopher P. Freese(1)	Chief Risk Officer
Kathleen B. Kay(1)	Executive Vice President and Chief Information Officer & PGS
Christopher D. Payne(1)	Senior Vice President, Government Relations
Scott Sailer(1)	Vice President - Treasurer & Corporate CFO
Nathan P. Schelhaas (1)	President
Kathleen M. Souhrada(1)	Vice President - Benefits and Protection - Head of Business Owner Solutions
Deanna D. Strable-Soethout (1)	President and Chief Executive Officer
Elizabeth D. Swanson(1)	Assistant General Counsel and Assistant Corporate Secretary
Dan L. Westholm(1)	Assistant Vice President - Treasury
Bethany A. Wood(1)	Executive Vice President and Chief Marketing Officer

(1) Principal Business Address:
Principal Financial Group
Des Moines, IA 50392

Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant, Principal National Life Insurance Company Variable Life Separate Account is a separate account of Principal National Life Insurance Company (the "Depositor") and is operated as a unit investment trust. The Registrant supports benefits payable under the Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) is an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with the Depositor as of December 31, 2024 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of the Registrant and the consolidated financial statements of the Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2024)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
→ Principal Financial Services, Inc.*#	Iowa	100
→ CCB Pension Management, Co. Ltd.	China	17.64
→ PFG DO Brasil LTDA*#	Brazil	100
→ Brasilprev Seguros E Previdencia S.A.*	Brazil	50
→ Principal Global Investors Participacoes, LTDA*#	Brazil	100
→ Claritas Investments LTD*#	Cayman Islands	100
→ Claritas Administracao de Recursos LTDA*#	Brazil	100
→ PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
→ Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
→ Principal International, LLC.*#	Iowa	100
→ Principal International (Asia) Limited*#	Hong Kong	100
→ Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
→ Principal International (South Asia) SDN, BHD*#	Malaysia	100
→ Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
→ Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
→ Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Berhad*	Malaysia	60
→ CIMB Wealth Advisors Berhad*	Malaysia	100
→ PT Principal Asset Management	Indonesia	100
→ Principal Asset Management (S) PTE LTD*#	Singapore	100
→ Principal Asset Management Company Limited*	Thailand	100
→ PT Principal International Indonesia*	Indonesia	100
→ Principal Trust Company (Asia) Limited*#	Hong Kong	100
→ Principal Investment & Retirement Services Limited*#	Hong Kong	100
→ Principal Consulting (India) Private Limited*#	India	100
→ Principal Bermuda Holding, LLC	Delaware	100
→ Principal Financial Services (Bermuda) Ltd.	Bermuda	100
→ Principal Global Investors Holding Company, LLC*#	Delaware	100
→ Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
→ Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
→ Principal Global Investors (Switzerland) GMBH*	Switzerland	100
→ Principal Global Investors (Ireland) Limited*#	Ireland	100
→ PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
→ Origin Asset Management LLP*#<	Wales/United Kingdom	94.14
→ Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
→ Principal Real Estate Europe Limited	Wales/United Kingdom	100
→ Principal Real Estate Limited	Wales/United Kingdom	100
→ Principal Real Estate B.V.	Netherlands	100
→ Principal Real Estate GmbH	Germany	100
→ PD Frankfurt GmbH mbH	Germany	94.9
→ Principal Real Estate S.á.r.l.	Luxembourg	100

→ Principal Real Estate SAS	France	100
→ Principal Real Estate S.L.U.	Spain	100
→ Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
→ Principal Global Investors (Singapore) Limited*#	Singapore	100
→ Principal Real Asset Investments Private Fund Management (Beijing) Co., Ltd.	China	50
→ Principal Private Fund Management (Shanghai) Co., Ltd.	China	100
→ Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
→ Principal Global Investors Holding Company (US), LLC*#	Delaware	100
→ Spectrum Asset Management, Inc.*#<	Connecticut	100
→ SAMI Brokerage LLC	Connecticut	100
→ Post Advisory Group, LLC*#<	Delaware	74.64
→ Principal Commercial Funding, LLC*#<	Delaware	100
→ Principal Global Investors, LLC*#<	Delaware	100
→ Principal Real Estate Investors, LLC*#	Delaware	100
→ Principal Global Investors Trust Company*#	Oregon	100
→ Principal Shareholder Services, Inc.*#	Washington	100
→ Principal Funds Distributor, Inc.*#	Washington	100
→ Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
→ Principal Financial Group (Mauritius) LTD*#	Mauritius	100
→ Principal Life Insurance Company+#	Iowa	100
→ Principal Reinsurance Company of Delaware*#<	Delaware	100
→ Principal Reinsurance Company of Delaware II*#<	Delaware	100
→ Principal Real Estate Holding Company, LLC*#<	Delaware	100
→ GAVI PREHC HC, LLC*#<	Delaware	100
→ Principal Development Investors, LLC*#<	Delaware	100
→ Principal Real Estate Fund Investors, LLC*#<	Delaware	100
→ Principal Holding Company, LLC*#<	Iowa	100
→ Petula Associates, LLC*<	Iowa	100
→ Principal Real Estate Portfolio, Inc.*#<	Delaware	100
→ GAVI PREPI HC, LLC*#<	Delaware	100
→ Petula Prolix Development Company, LLC*#<	Iowa	100
→ Principal Commercial Acceptance, LLC*#<	Delaware	100
→ Principal Generation Plant, LLC*#<	Delaware	100
→ Principal Bank*#<	Iowa	100
→ Principal Advised Services, LLC	Delaware	100
→ Principal Workplace Ventures, LLC	Delaware	100
→ Equity FC, LTD*#<	Iowa	100
→ Principal Dental Services, Inc.*#<	Arizona	100
→ Employers Dental Services, Inc.*#<	Arizona	100
→ First Dental Health*#<	California	100
→ Delaware Charter Guarantee & Trust Company*#<	Delaware	100
→ Preferred Product Network, Inc.*#<	Delaware	100
→ Principal Reinsurance Company of Vermont*#	Vermont	100
→ Principal Reinsurance Company of Vermont II*#<	Vermont	100
→ Principal International Holding Company, LLC*#	Delaware	100
→ Principal Global Services Private Limited*#	India	100
→ Principal Global Services (Philippines) LLC	Philippines	100
→ CCB Principal Asset Management Company, LTD*	China	25
→ Principal Financial Services I (US), LLC*#	Delaware	100
→ Principal Financial Services II (US), LLC*#	Delaware	100
→ Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
→ Principal Financial Services V (UK) LTD.*#	United Kingdom	100
→ Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
→ Principal Global Investors Asia (UK) Ltd	United Kingdom	100
→ Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
→ Principal Investor Management (DIFC) Limited	UAE	100
→ Principal Global Investors (Australia) Limited*#	Australia	100
→ Principal Global Investors (Japan) Limited*#	Japan	100
→ Principal Financial Services VI (UK) LTD*#	United Kingdom	100
→ Principal Global Financial Services (Europe) LTD*#	United Kingdom	100

→ Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
→ Principal International Latin America LTD.*#	United Kingdom	100
→ Principal International Mexico, LLC*#	Delaware	100
→ Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
→ Principal Innovación, S.A. de C.V.	Mexico	100
→ Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
→ Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal Fondos de Inversión S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
→ Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal International South America I LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
→ Principal International de Chile, S.A.*#	Chile	100
→ Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
→ Principal Administradora General de Fondos S.A.*#	Chile	100
→ Principal Ahorro e Inversiones S.A.*#	Chile	100
→ Principal Servicios Corporativos Chile LTDA*#	Chile	100
→ Principal Servicios de Administración S.A.*#	Chile	100
→ Principal Holding Company Chile S.A.*#	Chile	100
→ Principal Chile Limitada*#	Chile	100
→ Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
→ Inversiones Cuprum Internacional S.A.*#	Chile	100
→ Principal National Life Insurance Company+#	Iowa	100
→ Principal Securities, Inc.	Iowa	100
→ Diversified Dental Services, Inc.*#	Nevada	100
→ Principal Innovations, Inc.	Delaware	100
→ Business Owner Ecosystem, Inc.	Delaware	100
→ Principal Workforce, LLC	Delaware	100
→ Principal Financial Services (Asia) Pte Ltd	Singapore	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.
Item 33. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Principal National Life Insurance Company's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Company. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account and Principal National Life Insurance Company Variable Life Separate Account, registered unit investment trusts. Principal Securities, Inc. also acts as principal underwriter for index-linked annuity contracts issued by Principal Life Insurance Company.
(b)    Management

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Christopher Agbe-Davies	Vice President, Associate General Counsel and Assistant Secretary
Principal Financial Group(1)

Vivek Agrawal	Director
Principal Financial Group (1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Tom Drogan	Chief Compliance Officer
Principal Financial Group(1)

Amy C. Friedrich	Director, President, Benefits and Protection
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Sarah Juteau	Counsel
Principal Financial Group(1)

Cody Lawler	Vice President, Head of Operations and Head of Supervision
Principal Financial Group(1)

Kenneth A. McCullum	Executive Vice President, Chief Risk Officer & General Account
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

Dawn Roberts	Chief Financial Officer
Principal Financial Group(1)

Nathan P. Schelhaas	President
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Dan VanWinkle	AML Officer
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309
(c)    Compensation from the Registrant
Commissions and other compensation received by the principal underwriter during the last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Other Compensation
Principal Securities, Inc. (formerly Princor Financial Services Corporation)	$20,307,791.00	—	—	—

Item 35. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, Principal Financial Group, 711 High Street, Des Moines, Iowa 50392.
Item 36. Management Services
N/A
Item 37. Fee Representation
Principal National Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Principal National Life Insurance Company Variable Life Separate Account certifies that it meets all of the requirements for the effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 18th day of December, 2025.

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY
VARIABLE LIFE SEPARATE ACCOUNT
(Registrant)

By :	/s/ Nathan P. Schelhaas
Nathan P. Schelhaas
Chairman and President

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By :	/s/ Nathan P. Schelhaas
Nathan P. Schelhaas
Chairman and President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ N. P. Schelhaas	Chairman and President	December 18, 2025
N. P. Schelhaas	(Principal Executive Officer)

/s/ K. Wilhelm	Vice President and Controller	December 18, 2025
K. Wilhelm	(Principal Accounting Officer)

/s/ J. M. Pitz	Director, Chief Financial Officer	December 18, 2025
J. M. Pitz	(Principal Financial Officer)

/s/ K. A. McCullum	Director, Senior Vice President and Chief Risk Officer	December 18, 2025
K. A. McCullum

/s/ A. C. Friedrich	Director, President - Benefits & Protection	December 18, 2025
A. C. Friedrich

/s/ S. D. Reddy	Director, Senior Vice President - Retirement and	December 18, 2025
S. D. Reddy	Income Solutions